Voyage Revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 511,878	$ 306,996
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	248,067	125,619
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	268,191	181,781
Pool adjustment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (4,380)	$ (404)